Regulatory matters - Schedule of Regulatory Proceedings (Details) - USD ($) $ in Thousands										12 Months Ended
	Jun. 29, 2026	May 14, 2026	May 13, 2026	Apr. 10, 2026	May 30, 2025	Dec. 05, 2024	Sep. 23, 2024	Jul. 24, 2024	Jan. 02, 2024	Dec. 31, 2025
Park Water - California | General Rate Case
Regulatory Asset [Line Items]
Requested rate increase (decrease), amount	$ 200						$ 9,000		$ 9,300	$ (300)
Return on equity (percent)	0.35%	7.17%	0.70%		2.30%	9.57%			9.35%	0.70%
Equity ratio (percent)									57.00%
Recommended rate increase (decrease), amount			$ (300)					$ (2,400)
Approved revenue increase (decrease), amount					$ 900
Petition for Modification, revenue requirement	$ 43,000	$ 42,530
Park Water - California | General Rate Case, Administrative Law Judge
Regulatory Asset [Line Items]
Return on equity (percent)				14.31%
Recommended rate increase (decrease), amount				$ 6,000
Park Water - California | General Rate Case, Commissioner's Office
Regulatory Asset [Line Items]
Return on equity (percent)				1.06%
Recommended rate increase (decrease), amount				$ 400
Apple Valley Water - California | General Rate Case
Regulatory Asset [Line Items]
Requested rate increase (decrease), amount	$ (2,000)						$ 2,900		$ 3,100
Return on equity (percent)	6.64%	7.17%	7.78%		2.30%	9.57%			9.35%	7.78%
Equity ratio (percent)									57.00%
Recommended rate increase (decrease), amount			$ (2,400)					$ (3,900)
Approved revenue increase (decrease), amount					$ 700					$ 2,400
Petition for Modification, revenue requirement	$ 28,700	$ 28,300
Apple Valley Water - California | General Rate Case, Administrative Law Judge
Regulatory Asset [Line Items]
Return on equity (percent)				7.17%
Recommended rate increase (decrease), amount				$ 1,880
Apple Valley Water - California | General Rate Case, Commissioner's Office
Regulatory Asset [Line Items]
Return on equity (percent)				7.09%
Recommended rate increase (decrease), amount				$ (2,160)